Property, Plant and Equipment (Tables)	12 Months Ended
Jan. 03, 2015
Property, Plant and Equipment
Schedule of the components of property, plant and equipment-net

Property, plant and equipment—net consisted of the following (in thousands):

At Fiscal Year End	2014	2013
Land	$14,508	$15,184
Buildings	71,580	78,013
Machinery and equipment	36,992	39,154
Furniture and fixtures	108,137	98,494
Computer equipment and software	205,831	186,123
Leasehold improvements	246,882	237,671
Construction in progress	21,867	15,814

	705,797	670,453
Less accumulated depreciation and amortization	360,191	314,787

Property, plant and equipment-net	$345,606	$355,666